Schedule of Investments (unaudited) July 31, 2020	BlackRock Latin America Fund, Inc. (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 1.2%
MercadoLibre, Inc.(a)	1,018	$1,144,863

Brazil — 61.2%
Afya Ltd., Class A(a)(b)	83,947	2,195,214
Ambev SA, ADR	429,368	1,150,706
Arco Platform Ltd., Class A(a)(b)	19,881	865,818
B2W Cia Digital(a)	144,271	3,299,962
B3 SA — Brasil Bolsa Balcao	458,416	5,574,932
Banco Bradesco SA, ADR	1,013,541	4,277,143
Banco do Brasil SA	97,847	629,861
BB Seguridade Participacoes SA	423,535	2,259,535
Centrais Eletricas Brasileiras SA	263,310	1,864,579
Cia Brasileira de Distribuicao	91,572	1,246,343
Cielo SA	521,076	536,404
Cyrela Brazil Realty SA Empreendimentos e Participacoes	113,466	596,417
Energisa SA	207,412	1,954,223
Gol Linhas Aereas Inteligentes SA, ADR(b)	69,377	473,845
Itau Unibanco Holding SA, ADR, Preference Shares	819,608	4,180,001
Lojas Americanas SA	332,816	1,964,403
Lojas Renner SA	271,738	2,142,524
Multiplan Empreendimentos Imobiliarios SA	288,107	1,167,550
Notre Dame Intermedica Participacoes SA	60,550	774,903
Petrobras Distribuidora SA	485,756	2,113,784
Petroleo Brasileiro SA, ADR	384,017	3,329,427
Petroleo Brasileiro SA, ADR, Preference Shares	626,048	5,340,189
Telefonica Brasil SA, ADR, Preference Shares(b)	72,147	727,963
Vale SA, ADR	819,204	9,535,535
Via Varejo SA(a)	532,585	1,992,899

		60,194,160

Cayman Islands — 1.9%
Vasta Platform Ltd.(a)	97,930	1,845,981

Chile — 4.4%
Banco de Chile	14,210,244	1,364,226
Banco Santander Chile, ADR	93,438	1,598,724
Sociedad Quimica y Minera de Chile SA, ADR	45,071	1,376,919

		4,339,869

Mexico — 20.1%
America Movil SAB de CV, Class L, ADR	440,974	5,573,911
Corp. Inmobiliaria Vesta SAB de CV	899,055	1,342,826
Fibra Uno Administracion SA de CV(b)	2,185,547	1,762,776
Fomento Economico Mexicano SAB de CV, ADR	25,022	1,539,103
Grupo Aeroportuario del Pacifico SAB de CV, ADR	11,922	799,847
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,110	591,518
Grupo Cementos de Chihuahua SAB de CV	145,679	685,879
Grupo Financiero Banorte SAB de CV, Class O(a)	916,559	3,290,634
Grupo Mexico SAB de CV, Series B	1,016,487	2,567,366
Wal-Mart de Mexico SAB de CV	672,837	1,579,073

		19,732,933

Panama — 0.8%
Copa Holdings SA, Class A	19,639	813,840

Peru — 1.9%
Southern Copper Corp	43,972	1,922,016

United States — 1.4%
JBS SA	328,846	1,357,860

Total Common Stocks — 92.9% (Cost: $79,780,470)		91,351,522

Security		Par (000)	Value

Corporate Bonds

Brazil — 0.1%
Klabin SA, 1.00%, 06/15/22	BRL	7	$27,153
Lupatech SA, 6.50%, 04/15/21(a)(c)(d)		2,128	—

Total Corporate Bonds — 0.1% (Cost: $1,124,525)			27,153

		Shares

Preferred Securities

Preferred Stocks — 6.6%
Brazil — 6.6%
Centrais Eletricas Brasileiras SA, Preference B Shares		137,890	1,016,356
Cia Energetica de Minas Gerais, Preference Shares		814,971	1,874,736
Gol Linhas Aereas Inteligentes SA, Preference Shares		298,869	1,026,108
Lojas Americanas SA, Preference Shares		251,821	1,646,125
Telefonica Brasil SA, Preference Shares		94,086	949,598

Total Preferred Securities — 6.6% (Cost: $7,410,463)			6,512,923

Rights

Brazil — 0.0%
B2W Cia Digital (Expires 08/25/20)		9,563	12,833

Total Rights — 0.0% (Cost: $ — )			12,833

Total Long-Term Investments —99.6% (Cost: $88,315,458)			97,904,431

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.08%(e)(f)		1,436,897	1,436,897
SL Liquidity Series, LLC, Money Market Series, 0.38%(e)(f)(g)		1,273,191	1,273,955

Total Short-Term Securities — 2.7% (Cost: $2,710,393)			2,710,852

Total Investments — 102.3% (Cost: $91,025,851)			100,615,283

Liabilities in Excess of Other Assets — (2.3)%			(2,275,371)

Net Assets — 100.0%			$98,339,912

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Latin America Fund, Inc.

Affiliates

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/20	Shares Purchased		Shares Sold		Shares Held at 07/31/20	Value at 07/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,030,200	406,697	(b)	—		1,436,897	$1,436,897	$334		$—		$—
SL Liquidity Series, LLC, Money Market Series	3,148,843	—		(1,875,652	)(b)	1,273,191	1,273,955	5,151	(c)	319		(1,201)

							$2,710,852	$5,485		$319		$(1,201)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$91,351,522	$—	$—	$91,351,522
Corporate Bonds	—	27,153	—	27,153
Preferred Securities
Preferred Stocks	6,512,923	—	—	6,512,923
Rights	12,833	—	—	12,833

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Schedule of Investments (unaudited) (continued) July 31, 2020	BlackRock Latin America Fund, Inc.

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$1,436,897	$—	$—	$1,436,897

	$99,314,175	$27,153	$—	99,341,328

Investments Valued at NAV(a)				1,273,955

				$100,615,283

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

Currency Abbreviation

BRL	Brazilian Real

Portfolio Abbreviation

ADR	American Depositary Receipt

GOL	General Obligation Ltd.

SAB	Special Assessment Bonds

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